Stock-Based Compensation Plan - Number of options outstanding and weighted average exercise price related to the shares (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
2017 Stock Option Plan
Weighted Average Exercise Price Per Share (in whole dollars)
Exercisable, Ending balance	$ 6.21
Stock option
Weighted Average Exercise Price Per Share (in whole dollars)
Exercisable, Ending balance	$ 6.55
Stock option | RSUs
Number of Shares
Outstanding, Beginning balance	0
Granted	640,421
Forfeited	0
Outstanding, Ending balance	640,421		0
Weighted Average Exercise Price Per Share (in whole dollars)
Outstanding, Beginning balance	$ 0.00
Granted	10.70
Forfeited	0.00
Outstanding, Ending balance	$ 10.70		$ 0.00
Stock option | 2011 Stock Option Plan
Number of Shares
Outstanding, Beginning balance	1,571,205	1,571,205	1,571,205
Granted	0	0	0	0	0
Exercised	56,059		0	0	0
Forfeited	0
Outstanding, Ending balance	1,515,146	1,571,205	1,571,205	1,571,205
Exercisable, Ending balance	1,515,146
Vested, Ending balance	1,515,146	1,482,528
Weighted Average Exercise Price Per Share (in whole dollars)
Outstanding, Beginning balance	$ 0.59	$ 0.59	$ 0.59
Granted	0.00
Exercised	0.24
Forfeited	0.00
Outstanding, Ending balance	0.58	0.59	$ 0.59	$ 0.59
Exercisable, Ending balance	0.58
Vested, Ending balance	$ 0.58	$ 0.59
Weighted Average Remaining Contractual Term (Years)
Outstanding	1 year 5 months 27 days
Exercisable	1 year 5 months 27 days
Stock option | 2017 Stock Option Plan
Number of Shares
Outstanding, Beginning balance	3,961,658	2,845,557	2,845,557	2,599,669
Granted			1,116,101	1,569,676	2,665,921
Forfeited				(1,323,787)	(66,253)
Outstanding, Ending balance			3,961,658	2,845,557	2,599,669
Vested, Ending balance	3,538,672
Weighted Average Exercise Price Per Share (in whole dollars)
Outstanding, Beginning balance	$ 0.92	$ 0.92	$ 0.92	$ 0.92
Granted			0.92	0.92	$ 0.92
Forfeited			0.92	0.92	0.92
Outstanding, Ending balance	$ 0.92		$ 0.92	$ 0.92	$ 0.92
Weighted Average Remaining Contractual Term (Years)
Outstanding			8 years 5 months 16 days
Exercisable			0 years
Stock option | 2020 Stock Option Plan
Number of Shares
Outstanding, Beginning balance	0
Granted	1,409,401
Forfeited	0
Outstanding, Ending balance	1,409,401		0
Weighted Average Exercise Price Per Share (in whole dollars)
Outstanding, Beginning balance	$ 0.00
Granted	11.35
Forfeited	0.00
Outstanding, Ending balance	$ 11.35		$ 0.00
Stock option | 2017 Stock Option Plan
Number of Shares
Outstanding, Beginning balance	3,961,658	2,845,557	2,845,557
Granted	0	509,635
Forfeited	0
Outstanding, Ending balance	3,961,658	3,355,192	3,961,658	2,845,557
Exercisable, Ending balance	3,538,672
Vested, Ending balance	3,538,672
Weighted Average Exercise Price Per Share (in whole dollars)
Outstanding, Beginning balance	$ 0.92	$ 0.96	$ 0.96
Granted	0.00	0.96
Forfeited	0.00
Outstanding, Ending balance	0.92	$ 0.96	$ 0.92	$ 0.96
Exercisable, Ending balance	0.92
Vested, Ending balance	$ 0.92
Weighted Average Remaining Contractual Term (Years)
Outstanding	8 years 3 months 22 days
Exercisable	8 years 2 months 5 days